Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of operating lease related assets and liabilities [Line Items]
Rights of use lease assets	$ 126,716	$ 156,656
Operating lease liabilities	$ 128,403	$ 150,139